BORROWINGS - Additional Information (Details) $ in Millions			6 Months Ended
	Oct. 06, 2020 CAD ($)	Nov. 06, 2019 CAD ($)	Jun. 30, 2021 USD ($) extension	Dec. 31, 2021 USD ($)	May 24, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 01, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Apr. 07, 2020 CAD ($)	Oct. 07, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings classified as held for sale			$ 473,000,000
Non-recourse borrowings transferred to held for sale			500,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 1,975,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			13
Subsidiary and corporate borrowings			$ 0			$ 1,131,000,000
Letter of credit outstanding amount			64,000,000			63,000,000
Increase (decrease) in corporate borrowings			$ (1,100,000,000)
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.20%
Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 565,000,000			550,000,000
Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.20%
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 500,000,000
Subsidiary and corporate borrowings			$ 0	$ 0				$ 0
Borrowings, number of extensions | extension			4
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.80%
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 19,999,000,000			20,020,000,000
Syndicated Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity			$ 1,000,000,000.0
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage			13
Subsidiary and corporate borrowings			$ 0			0
Syndicated Revolving Credit Facility [Member] | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.20%
Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 565,000,000			550,000,000
Medium-term Notes, Maturing October 9, 2029 [Domain] | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.40%
Subordinated Notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 250,000,000			0
Subordinated Notes, Maturing May 24, 2081 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.00%
Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 403,000,000			392,000,000
Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.90%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Subsidiary and corporate borrowings			$ 496,000,000			$ 0
Commercial Paper Program, Maximum Borrowing Capacity1			$ 500,000,000
Commercial Paper | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.40%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 200
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 11, 2028 [Domain] | Fixed interest rate | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									4.20%
Borrowings, Effective Interest Rate									4.10%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 11, 2028 and October 9, 2029, Combined [Domain] [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 400
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 200	$ 500
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing October 9, 2029 [Domain] | Fixed interest rate | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										3.50%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing October 9, 2029 [Domain] | Fixed interest rate | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									3.40%	3.40%
Borrowings, Effective Interest Rate									4.10%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium Term Notes, Maturing October 30, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Extinguishment of Debt, Amount		$ 375
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Subordinated Notes, Maturing May 24, 2081
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 250,000,000
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Subordinated Notes, Maturing May 24, 2081 | Fixed interest rate | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					5.00%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 1, 2032
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 500
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate | USD
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							3.90%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 1, 2032 | Fixed interest rate | Canada, Dollars
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							2.90%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium Term Notes, Public - Canadian - Maturing March 11, 2022
Disclosure of detailed information about borrowings [line items]
Extinguishment of Debt, Amount	$ 450